Subsequent Events (Details Narrative) - Subsequent Event [Member] $ in Thousands	May 07, 2019 USD ($)
Line of credit	$ 450,000
Term Loan [Member]
Line of credit	300,000
Working Capital Facility for Letters of Guarantee and Letters of Credit [Member]
Line of credit	85,000
Letters of Credit [Member]
Line of credit	$ 65,000